Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund | R5 Class
Prospectus [Line Items]
Annual Return [Percent]	16.23%	23.93%	31.37%	(25.17%)	21.82%	34.48%	30.18%	(5.99%)	27.21%	5.60%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	23.81%	15.78%	10.92%	(8.04%)	22.51%	(3.36%)	24.68%	(13.56%)	15.52%	15.81%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	12.57%	13.08%	25.22%	(28.28%)	12.20%	39.80%	31.28%	1.91%	27.97%	6.42%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	11.50%	15.40%	19.18%	(28.74%)	13.93%	37.18%	22.49%	2.93%	19.23%	9.76%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL Managed Futures Strategy Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	2.15%	1.74%	(4.20%)	16.47%	4.69%	10.42%	0.08%	2.15%	4.78%	(0.67%)
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	7.73%	6.71%	13.48%	(16.79%)	13.43%	5.18%	26.85%